Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 421,640	$ 12,906,401	$ 21,553,853
Merger by share exchange	3,844,942	117,693,658
Conversion of bonds payable			1,930,066
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	197,128	6,034,102	7,176,958
Capital surplus deficit distributed as cash dividends	4,463,710	136,634,161	30,660,877
Changes in percentage of ownership interest in subsidiaries	121,768	3,727,336	6,084,895
Treasury share transactions	5,957	182,354	1,151,345
Exercised employee share options	44,642	1,366,480	1,089,178
Expired share options (Notes 22 and 29)	21,103	645,978	223,454
Share of changes in capital surplus of associates	2,847	87,136	83,733
Dividends that the claim period has elapsed and unclaimed by shareholders	29	872
Capital surplus offset deficit	196,346	6,010,156	8,632,605
Employee share options	19,064	583,542	960,888
Equity component of convertible bonds			214,022
Others	1,594	48,805	155,936
Capital surplus for other purpose	20,658	632,347	1,330,846
Capital surplus	$ 4,680,714	$ 143,276,664	$ 40,624,328